Segment Financial Data (By Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition Revenue Reported by Acquired Entity for Current Year	$ 600								$ 600
Total net sales	16,759	15,462	16,006	14,399	16,443	15,042	13,807	12,416	62,626	57,708	55,754
Operating profit									9,209	7,684	7,846
Total Assets	90,594				89,409				90,594	89,409	61,452
Capital Expenditures									1,688	1,389	929
Depreciation and Amortization									1,821	1,524	1,263
United States Government Sales									9,879	10,098	9,108
Otis [Member]
Total net sales									12,484	12,056	12,437
Operating profit									2,590	2,512	2,815
Total Assets	9,354				8,866				9,354	8,866	8,717
Capital Expenditures									122	141	75
Depreciation and Amortization									209	220	223
UTC Climate, Controls and Security [Member]
Total net sales									16,809	17,090	18,864
Operating profit									2,590	2,425	2,212
Total Assets	21,543				22,253				21,543	22,253	21,630
Capital Expenditures									266	265	305
Depreciation and Amortization									380	418	432
Pratt and Whitney [Member]
Total net sales									14,501	13,964	12,711
Operating profit									1,876	1,589	1,867
Total Assets	17,062				15,938				17,062	15,938	10,705
Capital Expenditures									617	462	290
Depreciation and Amortization									319	324	332
United States Government Sales									3,559	3,718	2,995
UTC Aerospace Systems [Member]
Total net sales									13,347	8,334	4,760
Operating profit									2,018	944	759
Total Assets	35,461				35,589				35,461	35,589	8,593
Capital Expenditures									510	367	163
Depreciation and Amortization									761	412	172
United States Government Sales									2,530	1,742	1,021
Sikorsky [Member]
Total net sales									6,253	6,791	7,355
Operating profit									594	712	840
Total Assets	5,762				4,975				5,762	4,975	4,628
Capital Expenditures									119	94	92
Depreciation and Amortization									85	85	84
United States Government Sales									3,648	4,512	4,967
Total Segments [Member]
Total net sales									63,394	58,235	56,127
Operating profit									9,668	8,182	8,493
Total Assets	89,182				87,621				89,182	87,621	54,273
Capital Expenditures									1,634	1,329	925
Depreciation and Amortization									1,754	1,459	1,243
Eliminations and other [Member]
Total net sales									(768)	(527)	(373)
Operating profit									22	(72)	(228)
Total Assets	1,412				1,788				1,412	1,788	7,179
Capital Expenditures									54	60	4
Depreciation and Amortization									67	65	20
General corporate expenses [Member]
Total net sales									0	0	0
Operating profit									(481)	(426)	(419)
Other Segments [Member]
United States Government Sales									$ 142	$ 126	$ 125